Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cash and cash equivalents
34	Cash and cash equivalents

(a)	Cash and cash equivalents comprise:

	2021 RMB million	2020 RMB million
Deposits in banks and other financial institutions	1	5
Cash at bank and other financial institutions and on hand	21,455	25,414

Cash and cash equivalents in the consolidated statement of financial position	21,456	25,419

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	2021 RMB million	2020 RMB million
RMB	20,457	24,947
USD	782	272
EURO	88	64
AUD	20	15
JPY	12	21
HKD	31	15
Others	66	85

	21,456	25,419

(b)	Reconciliation of (loss)/profit before income tax to cash generated from operating activities

	Note	2021 RMB million	2020 RMB million	2019 RMB million
(Loss) / profit before income tax		(13,910)	(15,195)	4,055
Adjustments for:
Depreciation and amortization	12	24,241	24,590	24,620
Impairment losses on property, plant, equipment	19	994	3,279	18
Impairment losses on right-of-use assets	21	1,585	682	—
Impairment losses on other assets	30	18	—	—
Credit losses	11	(1)	164	13
Share of associates’ results	24	(9)	776	178
Share of joint ventures’ results	25	(271)	(309)	(365)
Gain on disposal of property, plant and equipment and construction in progress	14	(363)	(57)	(140)
Changes in fair value of financial assets/ liabilities	28	309	(53)	(265)
Remeasurement of the originally held equity interests in a joint venture		—	—	(13)
Interest income		(675)	(322)	(74)
Interest expense	15	6,202	6,716	5,845
Dividends income from other non-current financial assets	26	(4)	(23)	(23)
Exchange (gain)/losses, net		(1,524)	(3,170)	1,268
Loss on disposal of a subsidiary	23(v)	—	8	—
Decrease / (increase) in inventories	31	108	133	(179)
Decrease in contract liabilities and other non-current liabilities		(85)	(134)	(337)
(Decrease) / increase in sales in advance of carriage		(281)	(6,306)	1,709
(Decrease) / increase in deferred benefits and gains	46	(44)	(64)	73
(Increase) / decrease in operating receivables		(1,593)	1,408	1,165
Increase / (decrease) in operating payables		580	(1,396)	2,180

Cash generated from operating activities		15,277	10,727	39,728

(c)	Reconciliation of liabilities arising from financing activities

	Bank loans and other borrowings RMB million	Lease liabilities RMB million	Interest rate swaps RMB million	Derivative component of convertible bonds RMB million	Total RMB million
	(Note 36)	(Note 37)	(Note 27)	(Note 27)
At January 1 , 2021	78,233	121,213	53	3,092	202,591
Changes from financing cash flows:

Proceeds from bank borrowings	76,910	—	—	—	76,910
Proceeds from corporate bonds	9,000	—	—	—	9,000
Proceeds from ultra-short-term financing bills	82,500	—	—	—	82,500
Repayment of bank borrowings	(70,437)	—	—	—	(70,437)
Repayment of ultra-short-term financing bills	(68,900)	—	—	—	(68,900)
Repayment of corporate bonds	(3,749)	—	—	—	(3,749)
Capital element of lease rentals paid(Note 34(d))	—	(21,613)	—	—	(21,613)

Total changes from financing cash flows	25,324	(21,613)	—	—	3,711
Exchange adjustments	—	(1,474)	—	—	(1,474)

Changes in fair value	—	—	(33)	269	236

Other changes:
Increase in lease liabilities from entering into new leases during the year (Note 52)	—	4,623	—	—	4,623
Conversion of convertible bonds to ordinary shares (Note 52)	(8,317)	—	—	(2,139)	(10,456)
Amortization amount of convertible bonds	456	—	—	—	456
Accrued interest expense	571	—	—	—	571

Total other changes	(7,290)	4,623	—	(2,139)	(4,806)

At December 31, 2021	96,267	102,749	20	1,222	200,258

	Bank loans and other borrowings	Lease liabilities	Interest rate swaps	Cross currency swaps	Derivative component of convertible bonds	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 36)	(Note 37)	(Note 27)		(Note 27)
At January 1, 2020	51,180	134,074	(3)	(187)	—	185,064

Changes from financing cash flows:

Proceeds from bank borrowings	71,841	—	—	—	—	71,841
Proceeds from ultra-short-term financing bills	48,300	—	—	—	—	48,300
Proceeds from corporate bonds	25,000	—	—	—	—	25,000
Repayment of bank borrowings	(52,601)	—	—	—	—	(52,601)
Repayment of ultra-short-term financing bills	(59,800)	—	—	—	—	(59,800)
Repayment of corporate bonds	(2,655)	—	—	—	—	(2,655)
Capital element of lease rentals paid(Note 34(d))	—	(20,670)	—	—	—	(20,670)

Total changes from financing cash flows	30,085	(20,670)	—	—	—	9,415
Exchange adjustments	142	(3,526)	—	171	—	(3,213)

Changes in fair value	—	—	56	16	(201)	(129)

Other changes:
Increase in lease liabilities from entering into new leases during the year (Note 5 2 )	—	11,335	—	—	—	11,335
Amount initially recognized as the derivative component of convertible bonds	(3,293)	—	—	—	3,293	—
Amortization amount of convertible bonds	119	—	—	—	—	119

Total other changes	(3,174)	11,335	—	—	3,293	11,454

At December 31, 2020	78,233	121,213	53	—	3,092	202,591

(d)	Total cash outflow for leases
Amounts included in the cash flow statement for leases comprise the following:

	2021	2020	2019
	RMB million	RMB million	RMB million
Within operating cash flows	(5,794)	(6,528)	(7,457)
Within investing cash flows	(343)	(45)	(224)
Within financing cash flows	(21,613)	(20,670)	(17,784)

	(27,750)	(27,243)	(25,465)

These amounts relate to the following:

	2021	2020	2019
	RMB million	RMB million	RMB million
Lease rentals paid	(27,407)	(27,198)	(25,241)
Acquisition of land use rights	(343)	(45)	(224)

	(27,750)	(27,243)	(25,465)